INCOME TAX EXPENSE (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement Of Valuation Allowance [Roll Forward]
At the beginning of year	¥ 12,610,881	¥ 21,743,157
Current year additions	1,572,672	8,512,244
Current year reversals	(8,391,178)	(2,433,708)
Current year charge-offs	(48,607)	(25,800)
Current year disposal	0	(15,185,012)
At the end of year	¥ 5,743,768	¥ 12,610,881